UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21410
 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980
 Date of fiscal year end: March 31
Date of reporting period: June 30, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
June 30, 2016

Common Stocks - 79.7%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	16.0
Liberty Broadband Corp. - Series C*		690,000	41,400,000
Liberty Global Group - Class C* (c)		1,445,000	41,399,250
Liberty SiriusXM Group - Series C*		1,150,000	35,500,500
Comcast Corp. - Class A		275,000	17,927,250
LiLAC Group - Class C* (c)		180,291	5,857,655

Movies & Entertainment	6.0
Twenty-First Century Fox, Inc. - Class A		1,960,005	53,018,135

Internet & Catalog Retail	3.7
QVC Group - Series A*		1,300,000	32,981,000

Broadcasting	2.3
Discovery Communications, Inc. - Class A*		810,000	20,436,300
	28.0		248,520,090

Health Care
Health Care Services	6.2
Express Scripts Holding Co.*		380,000	28,804,000
Laboratory Corp. of America Holdings*		200,000	26,054,000

Pharmaceuticals	5.8
Allergan plc* (c)		222,000	51,301,980

Health Care Distributors	1.2
McKesson Corp.		57,000	10,639,050
	13.2		116,799,030

Information Technology
IT Services	4.6
MasterCard Inc. - Class A		247,000	21,750,820
Accenture plc - Class A(c)		169,000	19,146,010

Internet Software & Services	3.0
Alphabet, Inc. - Class C*		38,563	26,689,452

Communications Equipment	2.7
Motorola Solutions, Inc.		365,000	24,079,050
	10.3		91,665,332

Financials
Diversified Financial Services	6.8
Berkshire Hathaway Inc. - Class B*		415,000	60,087,850

Insurance Brokers	3.3
Aon plc - Class A(c)		268,000	29,273,640

Diversified Banks	1.6
Wells Fargo & Co.		300,000	14,199,000
	11.7		103,560,490

		$ Principal
	% of Net	Amount or
Energy	Assets	Shares	$ Value
Oil & Gas Exploration & Production	5.0
Range Resources Corp.		405,000	17,471,700
EOG Resources, Inc.		165,000	13,764,300
Pioneer Natural Resources Co.		85,000	12,852,850

Oil & Gas Equipment & Services	1.0
Halliburton Co.		200,000	9,058,000
	6.0		53,146,850

Industrials
Air Freight & Logistics	2.4
United Parcel Service, Inc. - Class B		197,000	21,220,840

Aerospace & Defense	2.2
TransDigm Group, Inc.*		75,000	19,776,750
	4.6		40,997,590

Materials
Industrial Gases	2.3
Praxair, Inc.		180,000	20,230,200

Fertilizers & Agricultural Chemicals	2.1
Monsanto Co.		180,000	18,613,800
	4.4		38,844,000

Consumer Staples
Beverages	1.5
Diageo plc - Sponsored ADR(c)		115,000	12,981,200
Total Common Stocks (Cost $491,464,573)			706,514,582

Cash Equivalents - 20.3%

U.S. Treasury Bills, 0.21% to 0.45%, 7/21/16 to 11/10/16(a)		170,000,000	169,930,615

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.31%(b)		9,950,198	9,950,198
Total Cash Equivalents (Cost $179,848,823)			179,880,813
Total Investments in Securities (Cost $671,313,396)			886,395,395
Other Assets less Other Liabilities - 0.0%			486,849
Net Assets - 100%			886,882,244
Net Asset Value Per Share - Investor Class			38.25
Net Asset Value Per Share - Institutional Class			38.40

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2016.
(c) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
June 30, 2016

Common Stocks - 80.7%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	15.5
Liberty SiriusXM Group*
Series A		287,400	9,012,864
Series C		1,000,000	30,870,000
Liberty Global Group - Class C* (c)		1,375,000	39,393,750
Liberty Broadband Corp.*
Series A		165,000	9,801,000
Series C		470,000	28,200,000
LiLAC Group - Class C* (c)		171,557	5,573,887

Movies & Entertainment	4.7
Twenty-First Century Fox, Inc. - Class A		1,136,925	30,753,821
Liberty Media Group*
Series A		71,850	1,375,209
Series C		250,000	4,742,500

Internet & Catalog Retail	3.7
QVC Group - Series A*		1,150,000	29,175,500

Hotels, Restaurants & Leisure	2.7
Interval Leisure Group, Inc.		1,325,000	21,067,500

Broadcasting	2.2
Discovery Communications, Inc. - Class A*		700,000	17,661,000

Textiles, Apparel & Luxury Goods	1.6
Fossil Group, Inc.*		450,000	12,838,500
	30.4		240,465,531

Financials
Diversified Financial Services	6.8
Berkshire Hathaway Inc. - Class B*		372,500	53,934,275

Insurance Brokers	4.4
Aon plc - Class A(c)		200,000	21,846,000
Willis Towers Watson plc(c)		103,812	12,904,870

Mortgage REITs	3.2
Redwood Trust, Inc.		1,825,000	25,203,250

Diversified Banks	1.9
Wells Fargo & Co.		320,000	15,145,600
	16.3		129,033,995

Information Technology
Semiconductors & Semiconductor Equipment	2.9
Texas Instruments, Inc.		370,000	23,180,500

Internet Software & Services	2.4
Alphabet, Inc. - Class C*		28,000	19,378,800

Electronic Equipment, Instruments & Components	2.1
FLIR Systems, Inc.		525,000	16,248,750

Communications Equipment	1.9
Motorola Solutions, Inc.		225,000	14,843,250

Software	1.3
Oracle Corp.		248,705	10,179,496

IT Services	1.2
MasterCard, Inc. - Class A		110,000	9,686,600
	11.8		93,517,396

		$ Principal
	% of Net	Amount
Health Care	Assets	or Shares	$ Value
Health Care Services	6.8
Laboratory Corp. of America Holdings*		225,000	29,310,750
Express Scripts Holding Co.*		320,000	24,256,000

Pharmaceuticals	4.3
Allergan plc* (c)		147,500	34,085,775
	11.1		87,652,525

Industrials
Machinery	4.2
Colfax Corp.*		700,000	18,522,000
Allison Transmission Holdings, Inc.		500,000	14,115,000

Aerospace & Defense	2.3
TransDigm Group, Inc.*		70,000	18,458,300
	6.5		51,095,300

Energy
Oil & Gas Exploration & Production	3.4
Range Resources Corp.		400,000	17,256,000
Pioneer Natural Resources Co.		65,000	9,828,650
	3.4		27,084,650

Consumer Staples
Personal Products	1.2
Avon Products, Inc.		2,500,000	9,450,000
Total Common Stocks (Cost $487,457,302)			638,299,397

Cash Equivalents - 19.7%

U.S. Treasury Bills, 0.21% to 0.45%, 7/21/16 to 11/10/16(a)		145,000,000	144,935,860

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.31%(b)		11,149,354	11,149,354
Total Cash Equivalents (Cost $156,051,064)			156,085,214
Total Investments in Securities (Cost $643,508,366)			794,384,611
Other Liabilities in Excess of Other Assets - (0.4%)			(3,227,737)
Net Assets - 100%			791,156,874
Net Asset Value Per Share - Investor Class			27.37
Net Asset Value Per Share - Institutional Class			27.48

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2016.
(c) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
June 30, 2016

Common Stocks - 92.9%

	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	23.2
Liberty Broadband Corp.* (c)
Series A		135,000	8,019,000
Series C		700,000	42,000,000
Liberty SiriusXM Group* (c)
Series A		200,000	6,272,000
Series C		1,400,000	43,218,000
Liberty Global Group - Class C* (c) (d)		1,500,000	42,975,000
LiLAC Group - Class C* (c) (d)		387,153	12,578,601

Internet & Catalog Retail	6.5
Liberty Ventures Group - Series A* (c)		670,000	24,836,900
QVC Group - Series A* (c)		750,000	19,027,500

Movies & Entertainment	3.9
Twenty-First Century Fox, Inc. - Class A		500,000	13,525,000
Liberty Media Group* (c)
Series A		50,000	957,000
Series C		350,000	6,639,500
Lions Gate Entertainment Corp.(d)		150,000	3,034,500
Liberty Braves Group* (c)
Series A		20,000	300,800
Series C		140,000	2,052,400

Hotels, Restaurants & Leisure	2.9
Interval Leisure Group, Inc.		1,200,000	19,080,000

Advertising	2.1
National CineMedia, Inc.		900,000	13,932,000

Broadcasting	1.6
Discovery Communications, Inc. - Class C*		450,000	10,732,500
	40.2		269,180,701

Financials
Diversified Financial Services	10.8
Berkshire Hathaway Inc. - Class B* (c)		500,000	72,395,000

Mortgage REITs	4.1
Redwood Trust, Inc.(c)		2,000,000	27,620,000

Diversified Banks	3.6
Wells Fargo & Co.(c)		500,000	23,665,000
	18.5		123,680,000

Information Technology
Internet Software & Services	4.3
Alphabet, Inc. - Class C* (c)		27,000	18,686,700
XO Group, Inc.*		575,000	10,022,250

IT Services	3.7
MasterCard Inc. - Class A(c)		280,000	24,656,800

Semiconductors & Semiconductor Equipment	2.8
Texas Instruments, Inc.(c)		300,000	18,795,000

Application Software	1.3
Intelligent Systems Corp.* # †		2,270,000	8,444,400
	12.1		80,605,150

		$ Principal
	% of Net	Amount
Industrials	Assets	or Shares	$ Value
Transportation Infrastructure	4.2
Wesco Aircraft Holdings, Inc.*		2,085,186	27,983,196

Machinery	3.6
Colfax Corp.*		900,000	23,814,000

Aerospace & Defense	3.1
TransDigm Group, Inc.* (c)		80,000	21,095,200
	10.9		72,892,396

Health Care
Health Care Services	5.6
Laboratory Corp. of America Holdings* (c)		170,000	22,145,900
Express Scripts Holding Co.* (c)		200,000	15,160,000

Pharmaceuticals	4.8
Allergan plc* (d)		140,000	32,352,600
	10.4		69,658,500

Consumer Staples
Personal Products	0.8
Avon Products, Inc.(c)		1,500,000	5,670,000
Total Common Stocks (Cost $445,782,214)			621,686,747

Cash Equivalents - 6.3%

U.S. Treasury Bills, 0.19% to 0.45%, 7/14/16 to 9/22/16(a)		35,000,000	34,985,930

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.31%(b)		6,908,756	6,908,756
Total Cash Equivalents (Cost $41,882,724)			41,894,686
Total Investments in Securities (Cost $487,664,938)			663,581,433
Due From Broker(c) - 34.1%			228,600,035
Securities Sold Short - (32.8%)			(219,356,300)
Other Liabilities in Excess of Other Assets - (0.5%)			(3,383,759)
Net Assets - 100%			669,441,409
Net Asset Value Per Share - Investor Class			13.32
Net Asset Value Per Share - Institutional Class			13.56

Securities Sold Short - (32.8%)

Ishares Russell 2000 Fund		230,000	(26,443,100)
PowerShares QQQ Trust, Series 1		430,000	(46,242,200)
SPDR S&P 500 ETF Trust		700,000	(146,671,000)
Total Securities Sold Short (proceeds $216,023,195)			(219,356,300)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2016.
(c) Fully or partially pledged as collateral on securities sold short.
(d) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

RESEARCH FUND

Schedule of Investments
June 30, 2016

Common Stocks - 81.2%

	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	12.4
Liberty Broadband Corp. - Series C*		17,000	1,020,000
Liberty Global Group - Class C* (b)		34,150	978,398
Liberty SiriusXM Group - Series C*		23,050	711,554
Comcast Corp. - Class A		6,500	423,735
LiLAC Group - Class C* (b)		4,260	138,407

Textiles, Apparel & Luxury Goods	6.7
Fossil Group, Inc.*		48,826	1,393,006
Compagnie Financiere Richemont SA - Unsponsored ADR(b)		66,000	383,460

Movies & Entertainment	5.0
Twenty-First Century Fox, Inc. - Class A		33,680	911,044
Liberty Media Group - Series C*		21,500	407,855

Advertising	3.8
National CineMedia, Inc.		64,281	995,070

Internet & Catalog Retail	3.6
QVC Group - Series A*		23,820	604,313
Amazon.com, Inc.*		500	357,810

Hotels, Restaurants & Leisure	3.5
Interval Leisure Group, Inc.		57,834	919,561

Broadcasting	1.3
Discovery Communications, Inc. - Class C*		14,000	333,900
	36.3		9,578,113

Information Technology
Technology Hardware, Storage & Peripherals	5.3
Apple Inc.		14,653	1,400,827

Software	3.3		`
Oracle Corp.		11,000	450,230
Guidewire Software, Inc.*		7,000	432,320

Internet Software & Services	3.3
XO Group, Inc.*		33,198	578,641
Alphabet, Inc. - Class C*		420	290,682

IT Services	1.7
MasterCard Inc. - Class A		5,000	440,300

Communications Equipment	1.5
Motorola Solutions, Inc.		6,000	395,820
	15.1		3,988,820

Health Care
Pharmaceuticals	10.4
Allergan plc* (b)		11,912	2,752,744

Health Care Services	2.7
Laboratory Corp. of America Holdings*		2,910	379,086
Express Scripts Holding Co.*		4,160	315,328
	13.1		3,447,158

	% of Net
Industrials	Assets	Shares	$ Value
Road & Rail	3.5
Old Dominion Freight Line, Inc.*		15,379	927,507

Machinery	3.2
Colfax Corp.*		31,500	833,490
	6.7		1,760,997

Energy
Oil & Gas Exploration & Production	4.4
Range Resources Corp.		18,104	781,006
Pioneer Natural Resources Co.		2,575	389,366
	4.4		1,170,372

Financials
Diversified Financial Services	3.0
Berkshire Hathaway Inc. - Class B*		5,370	777,522

Materials
Construction Materials	1.6
Summit Materials, Inc. - Class A*		21,000	429,660

Consumer Staples
Personal Products	1.0
Avon Products, Inc.		70,000	264,600
Total Common Stocks (Cost $21,806,803)			21,417,242

Cash Equivalents - 20.6%

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.31%(a)		5,442,125	5,442,125
Total Cash Equivalents (Cost $5,442,125)			5,442,125
Total Investments in Securities (Cost $27,248,928)			26,859,367
Other Liabilities in Excess of Other Assets - (1.8%)			(479,418)
Net Assets - 100%			26,379,949
Net Asset Value Per Share			9.69

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2016.
(b) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
June 30, 2016

Common Stocks - 80.8%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	14.2
Liberty Broadband Corp.*
Series A		50,000	2,970,000
Series C		210,000	12,600,000
Liberty Global Group - Class C* (c)		360,000	10,314,000
Liberty SiriusXM Group *
Series A		110,000	3,449,600
Series C		220,000	6,791,400
LiLAC Group - Class C* (c)		129,916	4,220,971

Internet & Catalog Retail	8.2
QVC Group - Series A*		525,000	13,319,250
Liberty Ventures Group - Series A*		270,000	10,008,900

Advertising	4.5
National CineMedia, Inc.		825,000	12,771,000

Hotels, Restaurants & Leisure	4.2
Interval Leisure Group, Inc.		750,000	11,925,000

Specialty Retail	4.0
Murphy USA Inc.*		155,000	11,494,800

Movies & Entertainment	3.4
Liberty Media Group*
Series A		27,500	526,350
Series C		239,700	4,547,109
Lions Gate Entertainment Corp.(c)		175,000	3,540,250
Liberty Braves Group*
Series A		11,000	165,440
Series C		75,000	1,099,500

Textiles, Apparel & Luxury Goods	2.3
Fossil Group, Inc.*		230,000	6,561,900
	40.8		116,305,470

Industrials
Machinery	7.3
Allison Transmission Holdings, Inc.		440,000	12,421,200
Colfax Corp.*		315,000	8,334,900

Aerospace & Defense	3.2
TransDigm Group, Inc.*		35,000	9,229,150

Transportation Infrastructure	3.2
Wesco Aircraft Holdings, Inc.*		670,000	8,991,400
	13.7		38,976,650

Financials
Insurance Brokers	5.7
Willis Towers Watson plc.(c)		84,937	10,558,519
Brown & Brown, Inc.		150,000	5,620,500

Mortgage REITs	4.5
Redwood Trust, Inc.		921,367	12,724,078

Office REITs	2.9
Equity Commonwealth*		285,000	8,302,050
	13.1		37,205,147

		$ Principal
	% of Net	Amount
Information Technology	Assets	or Shares	$ Value
Internet Software & Services	3.0
XO Group, Inc.*		480,000	8,366,400

Electronic Equipment, Instruments & Components	2.1
FLIR Systems, Inc.		190,000	5,880,500

Software	0.6
ACI Worldwide, Inc.*		92,696	1,808,499
	5.7		16,055,399

Health Care
Health Care Services	4.3
Laboratory Corp. of America Holdings*		95,000	12,375,650

Telecommunication Services
Diversified Telecommunication Services	1.7
LICT Corp.* #		1,005	4,924,500

Energy
Oil & Gas Exploration & Production	1.2
Range Resources Corp.		80,000	3,451,200

Consumer Staples
Personal Products	0.3
Avon Products, Inc.		225,000	850,500
Total Common Stocks (Cost $164,379,443)			230,144,516

Cash Equivalents - 19.3%

U.S. Treasury Bills, 0.26% to 0.45%, 7/21/16 to 9/22/16(a)		52,000,000	51,981,771

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.31%(b)		3,160,751	3,160,751
Total Cash Equivalents (Cost $55,129,115)			55,142,522
Total Investments in Securities (Cost $219,508,558)			285,287,038
Other Liabilities in Excess of Other Assets - (0.1%)			(406,342)
Net Assets - 100%			284,880,696
Net Asset Value Per Share			48.08

* Non-income producing
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2016.
(c) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
June 30, 2016

Common Stocks - 44.8%

	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	3.6
Comcast Corp. - Class A		32,500	2,118,675
Liberty Global Group - Class C* (e)		60,000	1,719,000
LiLAC Group - Class C* (e)		7,486	243,220

Movies & Entertainment	2.8
Twenty-First Century Fox, Inc. - Class A		115,000	3,110,750

Internet & Catalog Retail	2.0
QVC Group - Series A*		90,000	2,283,300

Advertising	1.7
National CineMedia, Inc.		125,000	1,935,000

Specialty Retail	1.3
Murphy USA Inc.*		20,000	1,483,200

Broadcasting	1.3
Discovery Communications, Inc. - Class C*		60,000	1,431,000
	12.7		14,324,145

Information Technology
IT Services	2.8
Accenture plc - Class A(e)		15,000	1,699,350
MasterCard Inc. - Class A		16,000	1,408,960

Semiconductors & Semiconductor Equipment	1.7
Texas Instruments, Inc.		30,000	1,879,500

Electronic Equipment, Instruments & Components	1.5
FLIR Systems, Inc.		55,000	1,702,250

Internet Software & Services	1.4
Alphabet, Inc. - Class C*		2,300	1,591,830

Communications Equipment	1.2
Motorola Solutions, Inc.		21,000	1,385,370
	8.6		9,667,260

Financials
Diversified Financial Services	3.3
Berkshire Hathaway Inc. - Class B*		25,500	3,692,145

Insurance Brokers	2.3
Aon plc - Class A(e)		13,500	1,474,605
Willis Towers Watson plc(e)		9,437	1,173,113

Mortgage REITs	1.5
Redwood Trust, Inc.		125,000	1,726,250

Office REITs	1.2
Equity Commonwealth*		45,000	1,310,850
	8.3		9,376,963

Health Care
Health Care Services	4.2
Laboratory Corp. of America Holdings*		25,000	3,256,750
Express Scripts Holding Co.*		20,000	1,516,000

Pharmaceuticals	2.6
Allergan plc* (e)		12,500	2,888,625
	6.8		7,661,375

		$ Principal
	% of Net	Amount
Materials	Assets	or Shares	$ Value
Fertilizers & Agricultural Chemicals	1.8
Monsanto Co.		20,000	2,068,200

Industrial Gases	1.2
Praxair, Inc.		12,000	1,348,680

Metals & Mining	1.1
Compass Minerals International, Inc.		16,000	1,187,040
	4.1		4,603,920

Consumer Staples
Beverages	3.3
Anheuser-Busch InBev SA/NV - Sponsored ADR(e)		15,000	1,975,200
Diageo plc - Sponsored ADR(e)		16,000	1,806,080
	3.3		3,781,280

Industrials
Air Freight & Logistics	1.0
United Parcel Service, Inc. - Class B		10,500	1,131,060
Total Common Stocks (Cost $38,478,262)			50,546,003

Corporate Bonds - 10.1%

American Express Credit Corp. 1.125% 6/05/17		500,000	500,000

Anheuser-Busch InBev Finance Inc. 1.9% 2/01/19(e)		500,000	508,808

Antero Resources Corp. 6.0% 12/01/20		600,000	609,504

Bank of America Corp. 1.7% 8/25/17		500,000	502,012

Berkshire Hathaway Inc. (Finance Corp.)
0.95% 8/15/16		1,000,000	1,000,366
1.45% 3/07/18		100,000	100,944
2.0% 8/15/18		500,000	511,202
1.7% 3/15/19		100,000	101,674
4.25% 1/15/21		300,000	333,863

Concho Resources Inc. 7.0% 1/15/21		400,000	413,000

Equity Commonwealth 6.25% 6/15/17		500,000	509,947

JPMorgan Chase & Co. 1.35% 2/15/17		500,000	501,061

Markel Corp.
7.125% 9/30/19		1,014,000	1,166,668
4.9% 7/01/22		400,000	444,626

U.S. Bancorp
2.2% 11/15/16		750,000	752,691
2.35% 1/29/21		1,000,000	1,032,911

Wells Fargo & Co.
1.15% 6/02/17		500,000	500,258
1.4% 9/08/17		500,000	501,626
4.6% 4/01/21		1,250,000	1,397,729

Total Corporate Bonds (Cost $11,129,022)			11,388,890

Corporate Convertible Bonds - 0.9%	$ Principal
	Amount	$ Value
Redwood Trust, Inc. 5.625% 11/15/19 (Cost $996,457)	1,000,000	983,750

Commercial Mortgage-Backed Securities - 0.1%(c)

Oaktree Real Estate Investments/Sabal (ORES)
2014-LV3 CL A — 3.0% 2024 (0.3 years)(d)	103,965	103,965

Varde / First City (VFCP)
2015-3 CL A — 2.75% 2031 (0.0 years)(d)	3,747	3,745
Total Commercial Mortgage-Backed Securities (Cost $107,683)		107,710

Mortgage-Backed Securities - 2.7%(c)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (2.8 years)	123,995	131,822

Pass-Through Securities
J14649 — 3.5% 2026 (3.1 years)	170,409	180,580
E02948 — 3.5% 2026 (3.1 years)	294,856	313,286
J16663 — 3.5% 2026 (3.2 years)	160,287	169,924
		795,612

Federal National Mortgage Association
Collateralized Mortgage Obligations
2002-91 CL QG — 5.0% 2018 (0.7 years)	35,093	35,678
2003-9 CL DB — 5.0% 2018 (0.7 years)	38,286	39,202

Pass-Through Securities
MA0464 — 3.5% 2020 (1.5 years)	161,609	171,414
AR8198 — 2.5% 2023 (2.4 years)	259,911	269,734
MA1502 — 2.5% 2023 (2.5 years)	225,312	233,841
995755 — 4.5% 2024 (2.5 years)	29,796	32,009
AB1769 — 3.0% 2025 (3.0 years)	157,348	166,107
AB3902 — 3.0% 2026 (3.4 years)	276,115	290,090
AK3264 — 3.0% 2027 (3.4 years)	216,194	227,147
		1,465,222

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.3 years)	283,141	300,048

	$ Principal
	Amount
Non-Government Agency	or Shares	$ Value
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)
2014-5 CL A1 — 3.0% 2029 (4.9 years)(d)	382,551	396,579

Sequoia Mortgage Trust (SEMT)
2012-1 CL 1A1 — 2.865% 2042 (2.8 years)	87,283	87,967
		484,546
Total Mortgage-Backed Securities (Cost $2,918,410)		3,045,428

U.S. Treasury Notes - 20.6%

U.S. Treasury Notes
1.0% 9/30/16	2,000,000	2,003,300
0.875% 11/30/16	2,000,000	2,004,226
0.875% 2/28/17	2,000,000	2,005,356
0.625% 5/31/17	2,000,000	2,002,070
0.625% 8/31/17	2,000,000	2,002,110
0.625% 11/30/17	3,000,000	3,002,754
0.75% 2/28/18	2,000,000	2,005,546
1.0% 5/31/18	2,000,000	2,015,820
1.5% 8/31/18	2,000,000	2,038,124
1.25% 11/30/18	2,000,000	2,028,790
2.0% 11/30/20	2,000,000	2,090,274
Total U.S. Treasury Notes (Cost $22,967,856)		23,198,370

Cash Equivalents - 20.8%

U.S. Treasury Bills, 0.21% to 0.45%, 7/21/16 to 9/22/16(a)	21,000,000	20,993,736

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.31%(b)	2,432,384	2,432,384
Total Cash Equivalents (Cost $23,424,396)		23,426,120
Total Investments in Securities (Cost $100,022,086)		112,696,271
Other Assets Less Other Liabilities — 0.0%		57,925
Net Assets - 100%		112,754,196
Net Asset Value Per Share		13.34

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2016.
(c) Number of years indicated represents estimated average life.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
June 30, 2016

Corporate Bonds - 42.4%	$ Principal
	Amount	$ Value
American Express Credit Corp. 2.25% 8/15/19	150,000	153,192

Antero Resources Corp. 6.0% 12/01/20	465,000	472,366

Berkshire Hathaway Inc.
2.1% 8/14/19	250,000	257,698
Finance Corp.
4.25% 1/15/21	500,000	556,438
3.0% 5/15/22	200,000	213,845

Boardwalk Pipelines LLC 5.75% 9/15/19	170,000	178,144

Boston Properties LP
5.875% 10/15/19	345,000	388,159
3.125% 9/01/23	115,000	118,393

Concho Resources Inc. 7.0% 1/15/21	357,000	368,603

CONSOL Energy, Inc. 5.875% 4/15/22	270,000	236,925

DCP Midstream LLC 9.75% 3/15/19 (c)	375,000	412,031

DCP Midstream Operating LP 2.5% 12/01/17	150,000	147,000

Equity Commonwealth 5.875% 9/15/20	719,000	799,094

Energy Transfer Partners LP (Regency Energy Partners) 6.5% 7/15/21	500,000	516,652

Express Scripts Holding Co.
7.25% 6/15/19	250,000	288,168
2.25% 6/15/19	250,000	254,245

FLIR Systems, Inc. 3.125% 6/15/21	400,000	411,168

Kinder Morgan, Inc. (Hiland Partners) 7.25% 10/01/20(c)	600,000	623,250

Markel Corp.
7.125% 9/30/19	125,000	143,820
4.9% 7/01/22	250,000	277,891
3.625% 3/30/23	150,000	155,262

MPLX LP 4.875% 6/01/25(c)	190,000	186,022

Range Resources Corp. 5.0% 8/15/22	401,000	379,948

Rose Rock Midstream LP 5.625% 7/15/22	500,000	442,500

SemGroup Holdings LP 7.5% 6/15/21	196,000	190,120

Vornado Realty LP 2.5% 6/30/19	530,000	540,347

Wells Fargo & Co. 4.6% 4/01/21	400,000	447,273

Williams Partners LP (Access Midstream Partners) 6.125% 7/15/22	100,000	102,671
Total Corporate Bonds (Cost $8,816,375)		9,261,225

Corporate Convertible Bonds - 2.8%

Redwood Trust, Inc.
4.625% 4/15/18	475,000	471,734
5.625% 11/15/19	150,000	147,563
Total Corporate Convertible Bonds (Cost $624,781)		619,297

Asset-Backed Securities - 13.3%(b)	$ Principal
	Amount	$ Value
California Republic Auto Receivables Trust (CRART)
2012-1 CL C — 3.0% 2020 (0.3 years)(c)	150,000	150,780

Credit Acceptance Auto Loan Trust (CAALT)
2013-2A CL A — 1.5% 2021 (0.1 years)(c)	55,546	55,567
2014-1A CL A — 1.55% 2021 (0.4 years)(c)	192,881	192,913
2013-2A CL B — 2.26% 2021 (0.5 years)(c)	180,000	180,034
2014-1A CL B — 2.29% 2022 (1.0 years)(c)	290,000	289,519

DT Auto Owner Trust (DTAOT)
2016-1A CL A — 2.0% 2019 (0.5 years)(c)	131,729	132,141
2014-3A CL C — 3.04% 2020 (0.9 years)(c)	150,000	150,373
2016-2A CL A — 1.73% 2019 (1.0 years)(c)	129,432	129,462
2016-1A CL C — 3.54% 2021 (2.0 years)(c)	215,000	217,279

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.2 years)(c)	13,297	13,313
2014-2 CL C — 3.95% 2020 (2.1 years)(c)	260,000	261,736

Ford Credit Auto Owner Trust (FORDO)
2013-A CL D — 1.86% 2019 (0.8 years)	175,000	175,393

Prestige Auto Receivables Trust (PART)
2014-1A CL A3 — 1.52% 2020 (0.5 years)(c)	230,000	230,085
2016-1A CL A2 — 1.78% 2019 (0.9 years)(c)	200,000	200,658

Santander Drive Auto Receivables Trust (SDART)
2014-1 CL D — 2.91% 2020 (1.5 years)	238,000	241,458
2014-5 CL D — 3.21% 2021 (2.0 years)	80,000	81,817

Volkswagen Auto Loan Enhanced Trust (VALET)
2013-1 CL A4 — 0.78% 2019 (0.6 years)	200,000	199,653
Total Asset-Backed Securities (Cost $2,890,697)		2,902,181

Commercial Mortgage-Backed Securities - 4.5%(b)

NLY Commercial Mortgage Trust (NLY)
2014-FL1 CL B — 2.19205% 2030 Floating Rate (0.1 years)(c)	69,273	69,210

Oaktree Real Estate Investments/Sabal (ORES)
2014-LV3 CL A — 3.0% 2024 (0.3 years)(c)	69,310	69,310

Resource Capital Corp. LTD (RSO)
2014-CRE2 CL A — 1.49605% 2032 Floating Rate (0.8 years)(c)	314,866	310,311

Rialto Real Estate Fund II, LP (RIAL)
2015-LT7 CL A — 3.0% 2032 (0.2 years)(c)	115,071	115,071
2014-LT6 CL A — 2.75% 2024 (0.3 years)(c)	73,929	73,929

Varde / First City (VFCP)
2015-3 CL A — 2.75% 2031 (0.0 years)(c)	1,124	1,124

Wells Fargo Commercial Mortgage Trust (WFCM)
2014-TISH CL WTS1 — 2.69205% 2027 Floating Rate (1.8 years)(c)	352,000	335,228
Total Commercial Mortgage-Backed Securities (Cost $975,187)		974,183

Mortgage-Backed Securities - 1.6%(b)	$ Principal
	Amount
Federal National Mortgage Association	or Shares	$ Value
Pass-Through Securities
932836 — 3.0% 2025 (3.0 years)	139,084	145,934

Non-Government Agency
Collateralized Mortgage Obligations
Oak Hills Advisors Residential Loan Trust (OHART)
2015-NPL2 CL A2 — 4.0% 2055 (2.7 years)(c)	150,000	148,279

Sunset Mortgage Loan Co. (SMLC)
2014-NPL2 CL A — 3.721% 2044 (0.6 years)(c)	48,472	48,215
		196,494
Total Mortgage-Backed Securities (Cost $336,581)		342,428

Taxable Municipal Bonds - 2.0%

Alderwood Water and Wastewater District, Washington, Water & Sewer Revenue,
Series B, 5.15% 12/01/25 (Cost $434,935)	400,000	441,140

U.S. Treasury Notes - 28.1%

U.S. Treasury Notes
1.625% 6/30/19	325,000	333,741
2.125% 8/31/20	410,000	430,099
2.125% 1/31/21	210,000	220,853
2.0% 5/31/21	210,000	219,938
2.25% 7/31/21	875,000	927,312
2.0% 2/15/22	1,160,000	1,215,326
2.0% 2/15/23	1,075,000	1,126,210
2.75% 11/15/23	210,000	231,533
2.5% 5/15/24	1,000,000	1,086,367
1.625% 5/15/26	350,000	354,293
Total U.S. Treasury Notes (Cost $5,861,486)		6,145,672

Common Stocks - 2.0%

Equity Commonwealth*	8,000	233,040
Redwood Trust, Inc.	14,600	201,626
Total Common Stocks (Cost $401,725)		434,666

Cash Equivalents - 1.5%

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.31%(a)	332,220	332,220
Total Cash Equivalents (Cost $332,220)		332,220
Total Investments in Securities (Cost $20,673,987)		21,453,012
Other Assets Less Other Liabilities - 1.8%		399,254
Net Assets - 100%		21,852,266
Net Asset Value Per Share - Investor Class		10.48
Net Asset Value Per Share - Institutional Class		10.48

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2016.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments
June 30, 2016

Corporate Bonds - 40.5%	$ Principal
	Amount	$ Value
ACI Worldwide, Inc. 6.375% 8/15/20(c)	250,000	256,563

Aetna Inc. 1.9% 6/07/19	500,000	506,854

American Express Bank FSB 6.0% 9/13/17	8,475,000	8,929,989

American Express Co. 8.125% 5/20/19	1,000,000	1,173,013

American Express Credit Corp.
1.125% 6/05/17	1,500,000	1,499,999
2.25% 8/15/19	11,042,000	11,276,941

American Realty Capital Properties Operating Partnership LP 3.0% 2/06/19	1,870,000	1,881,688

Anheuser-Busch InBev Finance Inc. 1.9% 2/01/19(d)	13,000,000	13,229,021

Antero Resources Corp. 6.0% 12/01/20	2,425,000	2,463,412

Bank of America Corp.
1.7% 8/25/17	5,112,000	5,132,571
5.75% 12/01/17	3,945,000	4,176,970

Berkshire Hathaway Inc.
2.1% 8/14/19	2,750,000	2,834,681
Finance Corp.
0.95% 8/15/16	4,000,000	4,001,464
1.6% 5/15/17	10,000,000	10,084,240
1.45% 3/07/18	900,000	908,492
5.4% 5/15/18	5,000,000	5,409,270
2.0% 8/15/18	2,500,000	2,556,012
1.7% 3/15/19	900,000	915,064
2.9% 10/15/20	3,000,000	3,187,152
4.25% 1/15/21	4,200,000	4,674,083

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,535,360

Boston Properties LP 5.875% 10/15/19	21,095,000	23,733,942

Comcast Corp. 5.15% 3/01/20	3,000,000	3,391,866

Concho Resources Inc. 7.0% 1/15/21	6,000,000	6,195,000

DCP Midstream Operating LP 2.5% 12/01/17	13,250,000	12,985,000

Dell Inc. (Diamond 1 and 2 Finance Corp.) 3.48% 6/01/19(c)	5,000,000	5,125,575

Diageo Capital plc 4.85% 5/15/18(d)	3,941,000	4,214,163

eBay, Inc. 2.2% 8/01/19	3,000,000	3,047,877

Energy Transfer Partners LP (Regency Energy Partners) 6.5% 7/15/21	19,374,000	20,019,251

Equity Commonwealth
6.25% 6/15/17 (HRPT Properties Trust)	3,500,000	3,569,629
6.65% 1/15/18 (HRPT Properties Trust)	2,990,000	3,122,547
5.875% 9/15/20	8,000,000	8,891,168

Expedia, Inc. 7.456% 8/15/18	10,000,000	11,064,170

Express Scripts Holding Co.
7.25% 6/15/19	5,217,000	6,013,495
2.25% 6/15/19	8,955,000	9,107,047

	$ Principal
	Amount	$ Value
Flir Systems, Inc.
3.75% 9/01/16	12,848,000	12,906,124
3.125% 6/15/21	2,600,000	2,672,589

Ford Motor Credit Co. LLC
2.145% 1/09/18	2,000,000	2,018,262
2.943% 1/08/19	2,000,000	2,059,538
2.021% 5/03/19	10,000,000	10,092,000

Goldman Sachs Group, Inc.
6.25% 9/01/17	2,085,000	2,202,807
5.95% 1/18/18	4,000,000	4,262,728

JPMorgan Chase & Co.
1.0439% 11/21/16 (Bear Stearns) Floating Rate	15,000,000	15,004,995
1.35% 2/15/17	14,463,000	14,493,705
6.3% 4/23/19	2,500,000	2,811,382

JPMorgan Chase Bank, N.A. 6.0% 7/05/17	5,000,000	5,220,325

Kinder Morgan, Inc.
2.0% 12/01/17	7,765,000	7,726,121
7.25% 10/01/20 (Hiland Partners)(c)	17,499,000	18,177,086

Markel Corp.
7.125% 9/30/19	11,859,000	13,644,491
5.35% 6/01/21	10,000,000	11,213,970
4.9% 7/01/22	3,850,000	4,279,525

McKesson Corp. 1.4% 3/15/18	8,815,000	8,833,935

MetLife Global Funding I
1.3% 4/10/17(c)	1,000,000	1,003,236
1.875% 6/22/18(c)	1,000,000	1,010,205

Omnicom Group, Inc. 6.25% 7/15/19	6,181,000	7,033,162

Outerwall, Inc. 6.0% 3/15/19	200,000	185,000

Penske Truck Leasing 3.75% 5/11/17(c)	5,000,000	5,095,595

Range Resources Corp. 5.0% 8/15/22	16,776,000	15,895,260

Republic Services, Inc. (Allied Waste) 3.8% 5/15/18	5,000,000	5,233,895

Rose Rock Midstream, LP (Finance Corp.) 5.625% 7/15/22	5,374,000	4,755,990

Safeway, Inc. 3.4% 12/01/16	1,752,000	1,752,000

SemGroup Holdings LP 7.5% 6/15/21	1,000,000	970,000

Superior Energy Services, Inc. (SESI, LLC) 6.375% 5/01/19	5,000,000	4,837,500

U.S. Bancorp
2.2% 11/15/16	4,250,000	4,265,249
2.35% 1/29/21	14,000,000	14,460,754

Verizon Communications, Inc.
1.35% 6/09/17	1,000,000	1,002,906
3.65% 9/14/18	2,000,000	2,102,706

Vornado Realty LP 2.5% 6/30/19	13,390,000	13,651,413

Washington Post Co. 7.25% 2/01/19	8,500,000	9,222,500

	$ Principal
	Amount	$ Value
Wells Fargo & Co.
1.15% 6/02/17	1,500,000	1,500,774
0.9225% 6/15/17 (Wachovia Bank) Floating Rate	5,000,000	4,993,510
1.4% 9/08/17	7,144,000	7,167,232
4.6% 4/01/21	5,745,000	6,423,961

Williams Partners LP (Access Midstream Partners) 6.125% 7/15/22	13,313,000	13,668,617

Willis North America, Inc. 6.2% 3/28/17	14,477,000	14,947,821

WM Wrigley Jr. Co. 1.4% 10/21/16(c)	500,000	500,797
Total Corporate Bonds (Cost $482,854,330)		496,413,235

Corporate Convertible Bonds - 3.8%

Redwood Trust, Inc.
4.625% 4/15/18	32,350,000	32,127,594
5.625% 11/15/19	14,850,000	14,608,687
Total Corporate Convertible Bonds (Cost $47,143,533)		46,736,281

Asset-Backed Securities - 4.5%(b)

AmeriCredit Automobile Receivables Trust (AMCAR)
2013-5 CL D — 2.86% 2019 (1.6 years)	4,055,000	4,121,802

Cabela's Master Credit Card Trust (CABMT)
2012-2A CL A2 — 0.92205% 2020 Floating Rate (0.9 years)(c)	6,000,000	5,994,483

CPS Auto Receivables Trust (CPS)
2013-A CL A — 1.31% 2020 (0.9 years)(c)	1,034,766	1,025,047

Credit Acceptance Auto Loan Trust (CAALT)
2013-2A CL A — 1.5% 2021 (0.1 years)(c)	1,514,903	1,515,462
2014-1A CL A — 1.55% 2021 (0.4 years)(c)	3,275,113	3,275,660
2013-2A CL B — 2.26% 2021 (0.5 years)(c)	9,100,000	9,101,702

DT Auto Owner Trust (DTAOT)
2016-1A CL A — 2.0% 2019 (0.5 years)(c)	4,478,787	4,492,780
2016-2A CL A — 1.73% 2019 (1.0 years)(c)	4,184,960	4,185,928

First Investors Auto Owner Trust (FIAOT)
2016-1A CL A1 — 1.92% 2020 (0.9 years)(c)	4,673,010	4,687,882

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.2 years)(c)	545,182	545,857
2014-2 CL A — 1.43% 2019 (0.5 years)(c)	2,123,781	2,114,290

Prestige Auto Receivables Trust (PART)
2014-1A CL A2 — 0.97% 2018 (0.0 years)(c)	25,928	25,923
2016-1A CL A2 — 1.78% 2019 (0.9 years)(c)	7,500,000	7,524,677

Santander Drive Auto Receivables Trust (SDART)
2012-4 CL C — 2.94% 2017 (0.1 years)	658,100	658,392
2014-1 CL D — 2.91% 2020 (1.5 years)	2,345,000	2,379,071

Volkswagen Auto Loan Enhanced Trust (VALET)
2013-1 CL A4 - 0.78% 2019 (0.6 years)	3,600,000	3,593,753
Total Asset-Backed Securities (Cost $55,135,910)		55,242,709

Commercial Mortgage-Backed Securities - 1.2%(b)

NLY Commercial Mortgage Trust (NLY)
2014-FL1 CL B — 2.19205% 2030 Floating Rate (0.1 years)(c)	1,004,457	1,003,547

Oaktree Real Estate Investments/Sabal (ORES)
2014-LV3 CL A — 3.0% 2024 (0.3 years)(c)	2,640,703	2,640,703

	$ Principal
	Amount	$ Value
Rialto Real Estate Fund II, LP (RIAL)
2015-LT7 CL A — 3.0% 2032 (0.2 years)(c)	4,679,565	4,679,565
2014-LT6 CL A — 2.75% 2024 (0.3 years)(c)	3,245,317	3,245,317

Varde / First City (VFCP)
2015-3 CL A — 2.75% 2031 (0.0 years)(c)	152,500	152,425
2014-2 CL B — 5.5% 2030 (0.6 years)(c)	2,719,011	2,700,444
Total Commercial Mortgage-Backed Securities (Cost $14,441,162)		14,422,001

Mortgage-Backed Securities - 22.1%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3815 CL AD — 4.0% 2025 (1.0 years)	427,694	439,682
3844 CL AG — 4.0% 2025 (1.2 years)	1,463,660	1,509,185
2952 CL PA — 5.0% 2035 (2.7 years)	807,616	875,870
4281 CL AG — 2.5% 2028 (2.7 years)	2,452,296	2,514,923
3649 CL BW — 4.0% 2025 (2.8 years)	3,186,669	3,387,815
3620 CL PA — 4.5% 2039 (3.0 years)	2,126,951	2,301,999
3842 CL PH — 4.0% 2041 (3.5 years)	2,055,744	2,234,441
3003 CL LD — 5.0% 2034 (3.6 years)	2,031,023	2,281,796
4107 CL LA — 2.5% 2031 (7.3 years)	6,957,701	7,015,180
4107 CL LW — 1.75% 2027 (9.3 years)	3,920,582	3,832,141
		26,393,032
Pass-Through Securities
EO1386 — 5.0% 2018 (0.8 years)	16,389	16,830
G18190 — 5.5% 2022 (2.1 years)	40,590	44,060
G13300 — 4.5% 2023 (2.3 years)	228,791	244,530
G18296 — 4.5% 2024 (2.5 years)	569,687	611,867
G18306 — 4.5% 2024 (2.5 years)	1,211,591	1,301,256
G13517 — 4.0% 2024 (2.6 years)	799,032	843,647
G18308 — 4.0% 2024 (2.6 years)	1,229,536	1,308,177
J13949 — 3.5% 2025 (3.0 years)	6,154,787	6,604,485
E02804 — 3.0% 2025 (3.0 years)	3,967,325	4,178,795
J14649 — 3.5% 2026 (3.1 years)	4,698,424	4,978,864
E02948 — 3.5% 2026 (3.1 years)	11,499,400	12,218,175
J16663 — 3.5% 2026 (3.2 years)	9,624,858	10,203,512
E03033 — 3.0% 2027 (3.2 years)	5,833,085	6,134,360
E03048 — 3.0% 2027 (3.2 years)	10,709,324	11,264,144
G01818 — 5.0% 2035 (3.7 years)	2,515,224	2,792,953
		62,745,655
Structured Agency Credit Risk Debt Notes
2013-DN1 CL M1 — 3.8533% 2023 Floating Rate (1.2 years)	2,643,873	2,700,570

Interest Only Securities
3974 CL AI — 3.0% 2021 (1.1 years)	5,039,169	166,670
		92,005,927

Federal National Mortgage Association
Collateralized Mortgage Obligations
2009-44 CL A — 4.5% 2023 (0.1 years)	17,674	17,688
2003-86 CL KT — 4.5% 2018 (0.4 years)	31,255	31,681
2003-9 CL DB — 5.0% 2018 (0.7 years)	76,572	78,405
2011-19 CL KA — 4.0% 2025 (0.9 years)	1,263,120	1,289,375
2010-145 CL PA — 4.0% 2024 (2.0 years)	1,127,271	1,180,319
2010-54 CL WA — 3.75% 2025 (2.4 years)	1,558,625	1,640,565
		4,238,033
Pass-Through Securities
256982 — 6.0% 2017 (0.6 years)	36,411	37,121
251787 — 6.5% 2018 (0.9 years)	2,485	2,861
357414 — 4.0% 2018 (0.9 years)	182,656	189,243
254907 — 5.0% 2018 (1.0 years)	70,151	72,425
MA0464 — 3.5% 2020 (1.5 years)	2,548,451	2,703,064
357985 — 4.5% 2020 (1.6 years)	95,082	97,941
888595 — 5.0% 2022 (1.8 years)	216,722	230,780
888439 — 5.5% 2022 (2.0 years)	198,346	214,431
AD0629 — 5.0% 2024 (2.0 years)	757,662	813,096
995960 — 5.0% 2023 (2.1 years)	651,771	700,648

	$ Principal
	Amount	$ Value
AL0471 — 5.5% 2025 (2.2 years)	3,384,294	3,659,927
995693 — 4.5% 2024 (2.3 years)	1,208,927	1,300,937
AE0031 — 5.0% 2025 (2.4 years)	1,152,414	1,238,676
AR8198 — 2.5% 2023 (2.4 years)	7,614,141	7,901,909
995692 — 4.5% 2024 (2.5 years)	987,598	1,057,665
MA1502 — 2.5% 2023 (2.5 years)	6,534,036	6,781,382
995755 — 4.5% 2024 (2.5 years)	1,459,988	1,568,430
930667 — 4.5% 2024 (2.6 years)	937,991	997,270
890112 — 4.0% 2024 (2.6 years)	801,322	853,604
MA0043 — 4.0% 2024 (2.6 years)	659,181	702,226
AA4315 — 4.0% 2024 (2.6 years)	1,650,819	1,759,460
AA5510 — 4.0% 2024 (2.7 years)	361,532	385,405
931739 — 4.0% 2024 (2.7 years)	400,825	427,370
AD7073 — 4.0% 2025 (3.0 years)	1,325,134	1,404,591
AB1769 — 3.0% 2025 (3.0 years)	3,619,000	3,820,466
310139 — 3.5% 2025 (3.0 years)	7,988,429	8,473,083
AH3429 — 3.5% 2026 (3.0 years)	20,400,697	21,760,116
AB2251 — 3.0% 2026 (3.0 years)	4,245,593	4,484,383
AB3902 — 3.0% 2026 (3.4 years)	2,820,580	2,963,339
AK3264 — 3.0% 2027 (3.4 years)	7,047,935	7,404,994
AB4482 — 3.0% 2027 (3.5 years)	6,536,509	6,866,856
555531 — 5.5% 2033 (3.7 years)	4,700,400	5,333,326
725232 — 5.0% 2034 (3.7 years)	414,023	462,469
AL1366 — 2.5% 2027 (3.8 years)	4,809,319	4,991,135
MA0587 — 4.0% 2030 (3.8 years)	6,959,290	7,539,155
995112 — 5.5% 2036 (3.8 years)	2,052,446	2,332,508
		111,532,292
		115,770,325

Government National Mortgage Association
Interest Only Securities
2009-31 CL PI — 4.5% 2037 (0.4 years)	808,279	8,482
2012-61 CL BI — 4.5% 2038 (1.1 years)	583,558	23,572
2010-66 CL IO — 0.01462% 2052 Floating Rate (5.0 years)	18,667,428	203,736
		235,790
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.3 years)	12,822,259	13,587,890
		13,823,680

Non-Government Agency
Collateralized Mortgage Obligations
Bayview Opportunity Master Fund IIa Trust (BOMFT)
2014-18NPL CL A — 3.2282% 2034 (1.2 years)(c)	4,491,711	4,499,831

Citigroup Mortgage Loan Trust, Inc. (CMLTI)
2014-A CL A — 4.0% 2035 (2.8 years)(c)	2,835,069	2,920,686

J.P. Morgan Mortgage Trust (JPMMT)
2014-2 CL 2A2 — 3.5% 2029 (4.1 years)(c)	5,822,470	6,051,862
2014-5 CL A1 — 3.0% 2029 (4.9 years)(c)	11,093,981	11,500,792

Oak Hill Advisors Residential Loan Trust (OHART)
2015-NPL2 CL A1 — 3.7214% 2055 (1.2 years)(c)	5,006,823	4,994,516

Selene Non-Performing Loans LLC (SNPL)
2014-1A CL A — 2.9814% 2054 (0.6 years)(c)	718,964	715,824

Sequoia Mortgage Trust (SEMT)
2012-2 CL A2 — 3.5% 2042 (0.3 years)	562,455	563,548
2012-4 CL A1 — 3.5% 2042 (2.6 years)	4,863,634	5,031,831
2012-1 CL 1A1 — 2.865% 2042 (2.8 years)	2,705,785	2,726,975
2013-4 CL A3 — 1.55% 2043 (3.7 years)	10,102,341	9,842,473

Sunset Mortgage Loan Co. (SMLC)
2014-NPL2 CL A — 3.721% 2044 (0.6 years)(c)	658,573	655,082

	$ Principal
	Amount
	or Shares	$ Value
Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)	31,490	31,750
		49,535,170
Total Mortgage-Backed Securities (Cost $264,806,960)		271,135,102

Taxable Municipal Bonds - 0.5%

Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,467,072

Kansas Development Finance Authority Revenue, Series 2015H
2.258% 4/15/19	1,000,000	1,033,500
2.608% 4/15/20	500,000	527,100
2.927% 4/15/21	750,000	796,417

Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	841,871
4.788% 6/01/18	1,000,000	1,068,760
Total Taxable Municipal Bonds (Cost $5,400,000)		5,734,720

U.S. Treasury Notes - 21.5%

U.S. Treasury Notes
0.5% 9/30/16	40,000,000	40,016,360
0.875% 11/30/16	20,000,000	20,042,260
0.875% 1/31/17	25,000,000	25,064,450
0.75% 6/30/17	20,000,000	20,048,820
1.0% 12/15/17	25,000,000	25,157,725
0.875% 1/31/18	20,000,000	20,095,320
1.375% 6/30/18	25,000,000	25,383,800
1.25% 1/31/19	15,000,000	15,223,830
0.875% 5/15/19	25,000,000	25,121,100
1.625% 6/30/19	10,000,000	10,268,950
2.125% 8/31/20	15,000,000	15,735,345
2.0% 11/30/20	20,000,000	20,902,740
Total U.S. Treasury Notes (Cost $259,443,418)		263,060,700

Common Stocks - 2.3%

Equity Commonwealth*	250,000	7,282,500
National CineMedia, Inc.	344,872	5,338,619
Redwood Trust, Inc.	1,095,000	15,121,950
Total Common Stocks (Cost $24,028,348)		27,743,069

Cash Equivalents - 3.1%
	Shares	$ Value
Wells Fargo Advantage Government Money
Market Fund - Select Class 0.31%(a)	37,680,596	37,680,596
Total Cash Equivalents (Cost $37,680,596)		37,680,596
Total Investments in Securities (Cost $1,190,934,257)		1,218,168,413
Other Assets Less Other Liabilities — 0.5%		6,399,939
Net Assets - 100%		1,224,568,352
Net Asset Value Per Share - Investor Class		12.42
Net Asset Value Per Share - Institutional Class		12.44

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2016.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
June 30, 2016

Municipal Bonds - 97.4%
	% of Net	$ Principal
	Assets	Amount	$ Value
Arizona	1.5
Maricopa County, General Obligation, Peoria Unified
School District No. 11, Series 2006, 5.0%, 7/01/24,
Pre-Refunded 7/01/16 @ 100		950,000	950,123

Florida	4.7
Greater Orlando, Aviation Authority, Revenue,
Series 2009A, AMT, 6.0%, 10/01/16		1,000,000	1,013,750

Miami, Dade County, Aviation Revenue,
Series 2010A, 4.25%, 10/01/18		1,000,000	1,075,810

Orlando Utilities Commission, Utility System Revenue,
Refunding, Series 2006, 5.0%, 10/01/17		1,000,000	1,011,440
			3,101,000
Illinois	0.6
Cook, Kane, Lake and McHenry Counties and State of Illinois,
General Obligation, Community College District No. 512,
Series 2009A, 5.0%, 12/01/23		100,000	109,672

Illinois Finance Authority, Revenue, Northwestern Memorial Hospital,
Series 2009A, 5.0%, 8/15/17		245,000	256,770
			366,442
Iowa	1.3
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011, 4.0%, 7/01/20,
Pre-Refunded 7/01/17 @ 100		600,000	620,304

Iowa Finance Authority, Hospital Revenue, Bond Anticipation Notes,
Shenandoah Medical Center Project, Series 2015, 1.75%, 6/01/18		250,000	250,992
			871,296
Nebraska	87.3
Adams County, Hospital Authority #1, Revenue, Mary
Lanning Memorial Hospital Project, Radian Insured, Escrowed to Maturity
4.25%, 12/15/16		250,000	254,280
4.4%, 12/15/17		250,000	263,772

Buffalo County, General Obligation, Kearney Public Schools
District 0007
Series 2012
0.9%, 12/15/16		125,000	125,161
1.4%, 12/15/18		280,000	281,635
Series 2016
2.0%, 12/15/18		305,000	313,717
3.0%, 12/15/24		250,000	277,057

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	401,980

Cornhusker Public Power District, Electric System Revenue, Refunding,
Series 2014, 2.25%, 7/01/22		260,000	268,882

Dawson Public Power District, Electric System Revenue, Refunding,
Series 2016A
2.0%, 6/15/26		170,000	170,801
2.1%, 6/15/27		105,000	105,250

Douglas County, Educational Facility Revenue, Refunding,
Creighton University Project, Series 2010A
5.0%, 7/01/16		430,000	430,047
5.6%, 7/01/25		400,000	459,952

	$ Principal
	Amount	$ Value
Douglas County, General Obligation, Refunding,
Series 2011B, 3.0%, 12/15/19	1,155,000	1,161,918

Douglas County, General Obligation, Westside Community School
District 0066, Series 2015, 2.5%, 12/01/22	250,000	266,612

Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125%, 9/01/17	110,000	110,220

Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008, 4.75%, 9/01/28	500,000	537,965
Refunding, Children's Hospital Obligated Group, Series 2008B
5.25%, 8/15/20	1,000,000	1,047,940
5.5%, 8/15/21	815,000	858,350
5.5%, 8/15/21, Pre-Refunded 8/15/17 @ 100	615,000	648,874

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
Series 2008, 5.5%, 11/01/18, Escrowed to Maturity(b)	275,000	294,973
Series 2015
4.0%, 11/01/19	110,000	119,288
5.0%, 11/01/20	100,000	114,502
5.0%, 11/01/21	100,000	116,781
5.0%, 11/01/22	250,000	297,255

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21(c)	370,000	402,967

Hastings, Combined Utility Revenue, Refunding, Series 2012
2.0%, 10/15/16	320,000	321,318
2.0%, 10/15/17	430,000	436,940

Imperial, General Obligation, Bond Anticipation Notes,
Series 2016, 0.9%, 12/15/17	250,000	250,070

Lancaster County, Hospital Authority #1, Revenue,
Refunding, Bryan LGH Medical Center Project
Series 2006
4.0%, 6/01/19(c)	300,000	300,684
4.25%, 6/01/22	235,000	235,496
Series 2008A, 5.0%, 6/01/17	500,000	515,985

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue,
Refunding, Series 2015, 3.0%, 12/01/19	750,000	805,935
Series 2016, 3.0%, 12/01/25	500,000	567,255

Lincoln, Airport Authority, Revenue,
Tax-Exempt 2014 Series C
2.0%, 7/01/17	185,000	187,510
2.0%, 7/01/18	185,000	189,701
2.0%, 7/01/19	190,000	196,637
2.0%, 7/01/21	195,000	201,154

Lincoln, Certificates of Participation, Series 2010A,
2.4%, 3/15/17	395,000	395,596

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	666,659
2.5%, 4/01/21	925,000	972,499

	$ Principal
	Amount	$ Value
Lincoln, Electric System Revenue, Refunding
Series 2007B, 5.0%, 9/01/18	1,000,000	1,008,160
Series 2012, 5.0%, 9/01/21	1,000,000	1,197,660

Lincoln, General Obligation, Highway Allocation Fund,
4.0%, 5/15/23	1,000,000	1,013,550

Lincoln, Parking Revenue, Refunding, Series 2011,
3.25%, 8/15/18	440,000	462,884

Lincoln, Sanitary Sewer Revenue, Refunding, Series 2012,
1.5%, 6/15/17	440,000	443,670

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26	300,000	362,709

Loup River Public Power District, Electric System Revenue,
Refunding, Series 2016
5.0%, 12/01/18	500,000	551,400
5.0%, 12/01/19	500,000	571,145

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding
2009 Series A, BHAC Insured, 5.0%, 4/01/20	500,000	554,235
2012 Series A, 5.0%, 4/01/18	100,000	107,277
2013 Series A, 4.0%, 4/01/17	250,000	256,315

Nebraska, Certificates of Participation,
Series 2015C
1.15%, 9/15/18	460,000	462,714
1.45%, 9/15/19	360,000	364,954
1.7%, 9/15/20	200,000	202,952
Series 2016A, 2.0%, 2/15/19	750,000	770,955

Nebraska Cooperative Republican Platte Enhancement Project, River Flow
Enhancement Revenue, Refunding, Series 2015, 3.0%, 12/15/17	440,000	453,196

Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A, 4.0%, 7/01/25,
Pre-Refunded 7/01/17 @ 100	750,000	775,613

Nebraska Investment Financial Authority, Homeownership
Revenue, 2011 Series A, 2.4%, 9/01/17	340,000	345,916

Nebraska Public Power District, Revenue
2007 Series B, 5.0%
1/01/20	300,000	313,272
1/01/20, Pre-Refunded 7/01/17 @ 100	95,000	99,212
1/01/21	1,340,000	1,398,866
1/01/21, Pre-Refunded 7/01/17 @ 100	410,000	428,179
2008 Series B, 5.0%, 1/01/19, Pre-Refunded 1/01/18 @ 100	250,000	266,393
2010 Series C, 4.25%, 1/01/17	500,000	509,455
2012 Series A
4.0%, 1/01/21	500,000	563,765
5.0%, 1/01/21	500,000	585,915
2012 Series B, 3.0%, 1/01/24	1,000,000	1,093,250
2012 Series C, 5.0%
1/01/19, Pre-Refunded 1/01/18 @ 100	500,000	532,785
1/01/25, Pre-Refunded 1/01/18 @ 100	750,000	799,178
2015 Series A-2, 5.0%, 1/01/24	250,000	300,885

Nebraska State Colleges, Student Fees and Facilities Revenue,
Refunding, Wayne State College Project, Series 2016B,
1.0%, 7/01/18	145,000	145,202
Wayne State College Project, Series 2016,
2.0%, 7/01/17	115,000	116,329
3.0%, 7/01/18	200,000	208,114
3.0%, 7/01/19	120,000	126,790

	$ Principal
	Amount	$ Value
Nebraska State Colleges Facility Corp., Deferred
Maintenance Revenue, MBIA Insured
5.0%, 7/15/16	200,000	200,362
4.0%, 7/15/17	200,000	200,524

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	263,138

Omaha Convention Hotel Corp., Revenue, Refunding, Convention
Center Hotel, First Tier, Series 2007, AMBAC
Insured, 5.0%, 2/01/20	600,000	614,070

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	877,707

Omaha, General Obligation, Refunding, Series 2008
5.0%, 6/01/20	350,000	379,229
5.25%, 10/15/19, Pre-Refunded 10/15/18 @ 100	250,000	276,190

Omaha, Public Facilities Corp., Lease Revenue
Omaha Baseball Stadium Project
Refunding, Series 2016A, 4.0%. 6/01/28	1,335,000	1,573,044
Series 2009
4.125%, 6/01/25, Pre-Refunded 6/01/19 @ 100	250,000	274,193
5.0%, 6/01/23, Pre-Refunded 6/01/19 @ 100	770,000	864,040
Series 2010, 4.125%, 6/01/29	650,000	706,206
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17, Pre-Refunded 10/15/16 @ 100	235,000	237,359
3.95%, 10/15/18, Pre-Refunded 10/15/16 @ 100	240,000	242,446

Omaha Public Power District
Electric System Revenue
2007 Series A, 4.1%, 2/01/19, Pre-Refunded 2/01/17 @ 100	1,000,000	1,020,690
2012 Series A, 5.0%, 2/01/24	2,000,000	2,425,260
2015 Series B, 5.0%, 2/01/18	1,500,000	1,603,440
Separate Electric System Revenue
2015 Series A, 5.0%, 2/01/19	500,000	554,090

Omaha, Sanitary Sewerage System Revenue, Series 2014
5.0%, 11/15/17	500,000	529,775
5.0%, 11/15/22	200,000	245,956

Papillion-La Vista, General Obligation,
Refunding, Sarpy County School District #27,
Series 2016A, 2.0%, 12/01/16	750,000	754,868
Sarpy County School District #27, Series 2009,
5.0%, 12/01/28	500,000	545,715

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement
Series 2013
3.0%, 12/15/16	400,000	404,384
3.0%, 12/15/17	385,000	397,462
3.0%, 12/15/18	500,000	517,730
Series 2013B, 5.0%, 12/15/19	400,000	433,960
Series 2015
2.0%, 12/15/20	100,000	102,937
2.25%, 12/15/21	100,000	102,765
4.0%, 12/15/24	100,000	109,916
4.0%, 12/15/25	100,000	109,703

Perennial Public Power District, Electric System Revenue,
Refunding, Series 2016A, 0.95%, 1/01/18	125,000	125,145

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2
2007 Series A, Pre-Refunded 1/01/17 @ 100
AGC-ICC AMBAC Insured, 5.0%, 1/01/19		1,260,000	1,287,720
AMBAC Insured, 5.0%, 1/01/18		750,000	766,500
AMBAC Insured, 5.0%, 1/01/26		800,000	817,600
2015 Series A, 5.0%, 1/01/18		250,000	265,693

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010
2.35%, 12/15/18		155,000	160,555
2.6%, 12/15/19		135,000	142,619

University of Nebraska, Facilities Corp.
Deferred Maintenance Revenue,
Series 2006, 5.0%, 7/15/18		830,000	831,569
Lease Rental Revenue, NCTA Education Center/Student
Housing Project, Series 2011, 3.75% 6/15/19		285,000	308,951

University of Nebraska, University Revenue,
Lincoln Student Fees and Facilities, Series 2015A
2.0%, 7/01/18		400,000	410,324
2.0%, 7/01/19		600,000	621,138
Omaha Health & Recreation Project
4.05%, 5/15/19		390,000	413,501
5.0%, 5/15/33		700,000	750,946
Omaha Student Facilities Project, Series 2007
5.0%, 5/15/27, Pre-Refunded 5/15/17 @ 100		800,000	830,688
			57,266,621
Texas	2.0
Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	124,144

San Antonio, General Obligation, Refunding, Series 2010,
5.0%, 2/01/19		1,195,000	1,199,816
			1,323,960
Total Municipal Bonds (Cost $62,121,366)			63,879,442

Cash Equivalents - 3.2%

Wells Fargo Advantage Tax-Free Money Market
Fund - Institutional Class 0.28%(a)		2,066,169	2,066,169
Total Cash Equivalents (Cost $2,066,169)			2,066,169
Total Investments in Securities (Cost $64,187,535)			65,945,611
Other Liabilities in Excess of Other Assets - (0.6%)			(379,731)
Net Assets - 100%			65,565,880
Net Asset Value Per Share			10.13

(a) Rate presented represents the annualized 7-day yield at June 30, 2016.
(b) Annual sinking fund.
(c) Security designated to cover an unsettled bond purchase.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments
June 30, 2016

U.S. Treasury - 96.7%†	$ Principal
	Amount
	or Shares	$ Value
U.S. Treasury Bills
0.25% 7/21/16	14,000,000	13,998,126
0.16% 7/28/16	28,000,000	27,996,630
0.30% 8/04/16	20,000,000	19,994,522
0.27% 8/18/16	15,000,000	14,994,780
0.45% 9/22/16	10,000,000	9,989,786
0.35% 10/13/16	10,000,000	9,990,178
Total U.S. Treasury		96,964,022

Money Market Funds - 3.3%

Wells Fargo Advantage Money Market Funds
Government - Select Class 0.31%(a)	3,307,584	3,307,584
100% Treasury - Service Class 0.00%(a)	52,556	52,556
Total Money Market Funds		3,360,140
Total Investments in Securities (Cost $100,324,162)		100,324,162
Other Liabilities in Excess of Other Assets - 0.0%		(9,907)
Net Assets - 100%		100,314,255
Net Asset Value Per Share		1.00

† Interest rates presented represent the yield to maturity at the date of purchase.
(a) Rate presented represents the annualized 7-day yield at June 30, 2016.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):

(1)  Valuation of Investments
Investments are carried at value determined using the following valuation methods:
• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

• The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• Money market funds are valued at the quoted net asset value.  Short-term securities are valued at amortized cost, which approximates current value.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

• Investment securities held by the Government Money Market Fund are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.

(2) Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

The Funds, except for the Government Money Market Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.

(3)  Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).

The cost of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):

	Value	Partners Value	Partners III Opportunity	Research	Hickory	Balanced	Core Plus Income	Short-Intermediate Income	Nebraska Tax-Free Income	Government Money Market
Tax Cost	671,313,396	645,519,311	487,855,480	27,253,347	219,508,558	100,025,046	20,673,987	1,190,934,257	64,187,535	100,324,162

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, are summarized as follows (in U.S. dollars):

	Value	Partners Value	Partners III Opportunity	Research	Hickory	Balanced	Core Plus Income	Short-Intermediate Income	Nebraska Tax-Free Income
Appreciation	225,735,857	185,126,035	188,552,618	1,965,533	81,839,671	13,737,943	812,559	33,535,793	1,758,155
Depreciation	(10,653,858)	(36,260,735)	(12,826,665)	(2,359,513)	(16,061,191)	(1,066,718)	(33,534)	(6,301,637)	(79)
Net	215,081,999	148,865,300	175,725,953	(393,980)	65,778,480	12,671,225	779,025	27,234,156	1,758,076

(4)  Illiquid and Restricted Securities

The Funds own certain securities that have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at June 30, 2016, include the following:

	Acquisition Date	Partners III Opportunity	Hickory
Intelligent Systems Corp.	12/03/91	$ 2,899,379	$ -
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$ 2,899,379	$ 2,228,509
Value at 6/30/16		$ 8,444,400	$ 4,924,500
Percent of net assets at 6/30/16		1.3%	1.7%

(5) Option Transactions

There were no derivative positions open at June 30, 2016.

(6) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2016	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2016	Value June 30, 2016	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 8,444,400	$ -	$ -

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7) Concentration of Credit Risk

Approximately 87% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.

(8) Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of June 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	706,514,582	-	-	706,514,582
Cash equivalents	179,880,813	-	-	179,880,813
Total investments in securities	886,395,395	-	-	886,395,395

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	638,299,397	-	-	638,299,397
Cash equivalents	156,085,214	-	-	156,085,214
Total investments in securities	794,384,611	-	-	794,384,611

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Information Technology	72,160,750	8,444,400	-	80,605,150
Other	541,081,597	-	-	541,081,597
Cash equivalents	41,894,686	-	-	41,894,686
Total investments in securities	655,137,033	8,444,400	-	663,581,433
Liabilities:
Securities sold short	(219,356,300)	-	-	(219,356,300)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	21,417,242	-	-	21,417,242
Cash equivalents	5,442,125	-	-	5,442,125
Total investments in securities	26,859,367	-	-	26,859,367

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Telecommunication Services	-	4,924,500	-	4,924,500
Other	225,220,016	-	-	225,220,016
Cash equivalents	55,142,522	-	-	55,142,522
Total investments in securities	280,362,538	4,924,500	-	285,287,038

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	50,546,003	-	-	50,546,003
Corporate bonds	-	11,388,890	-	11,388,890
Corporate convertible bonds	-	983,750	-	983,750
Commercial mortgage-backed
securities	-	107,710	-	107,710
Mortgage-backed securities	-	3,045,428	-	3,045,428
U.S. treasury notes	-	23,198,370	-	23,198,370
Cash equivalents	23,426,120	-	-	23,426,120
Total investments in securities	73,972,123	38,724,148	-	112,696,271

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	9,261,225	-	9,261,225
Corporate convertible bonds	-	619,297	-	619,297
Asset-backed securities	-	2,902,181	-	2,902,181
Commercial mortgage-backed securities	-	974,183	-	974,183
Mortgage-backed securities	-	342,428	-	342,428
Taxable municipal bonds	-	441,140	-	441,140
U.S. treasury notes	-	6,145,672	-	6,145,672
Common stocks	434,666	-	-	434,666
Cash equivalents	332,220	-	-	332,220
Total investments in securities	766,886	20,686,126	-	21,453,012

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	496,413,235	-	496,413,235
Corporate convertible bonds	-	46,736,281	-	46,736,281
Asset-backed securities	-	55,242,709	-	55,242,709
Commercial mortgage-backed securities	-	14,422,001	-	14,422,001
Mortgage-backed securities	-	271,135,102	-	271,135,102
Taxable municipal bonds	-	5,734,720	-	5,734,720
U.S. treasury notes	-	263,060,700	-	263,060,700
Common stocks	27,743,069	-	-	27,743,069
Cash equivalents	37,680,596	-	-	37,680,596
Total investments in securities	65,423,665	1,152,744,748	-	1,218,168,413

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal bonds	-	63,879,442	-	63,879,442
Cash equivalents	2,066,169	-	-	2,066,169
Total investments in securities	2,066,169	63,879,442	-	65,945,611

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
U.S. treasury	96,964,022	-	-	96,964,022
Money market funds	3,360,140	-	-	3,360,140
Total investments in securities	100,324,162	-	-	100,324,162

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the three months ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.
During the three months ended June 30, 2016, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
Wallace R. Weitz
President (Principal Executive Officer)

Date:      August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:       /s/ Kenneth R. Stoll
Kenneth R. Stoll
Principal Financial Officer

Date:      August 25, 2016